Note 9 - Reconciliation to Form 5500	12 Months Ended
Jun. 30, 2025
EBP 91-0369590 002 [Member]
Notes to Financial Statements
EBP, Reconciliation of Financial Statement to Form 5500 [Text Block]

Note 9 - Reconciliation to Form 5500

The Form 5500 has certain items that differ from amounts shown on the accompanying financial statements. These differences relate only to classification and have no effect on net assets available for benefits or the change in net assets available for benefit.